SHARE CAPITAL - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 01, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Share Capital
Shares issued	16,357,703	156,032
Stock Options
Share Capital
Shares available for issuance			1,183,930
Maximum percentage			10.00%
Shares issued			1,014,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options at beginning of period (in shares)			748,600
Options granted (in shares)			348,000
Options exercised (in shares)			(3,000)
Options canceled / expired (in shares)			(79,500)
Options at end of period (in shares)			1,014,100	748,600
Options vested and exercisable as at end of the period			636,008
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Exercise Price at beginning of period (in dollars per share)			$ 5.25
Options granted (in dollars per share)			5.33
Options exercised (in dollars per share)			6.40
Options canceled / expired (in dollars per share)			5.96
Exercise Price at end of period (in dollars per share)			5.16	$ 5.25
Exercise Price vested and exercisable (in dollars per share)			$ 4.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining life (in years)			3 years 7 months 13 days	4 years
Weighted Average Remaining life vested and exercisable (in years)			3 years 4 months 20 days
Aggregate Intrinsic Value			$ 2,670
Aggregate Intrinsic Value vested and exercisable			$ 1,894